UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                            United Association Funds
                                  P.O. Box 8635
                              Boston, MA 02266-8635
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-766-8043

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004


















ITEM 1.    REPORTS TO STOCKHOLDERS.


                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2004

                          [Background graphic omitted]
                             [Pipe graphic omitted]
                           [Triangle graphic omitted]

                               UNITED ASSOCIATION
                               S&P 500 INDEX FUND

TABLE OF CONTENTS

Fund Overview .................................    1

Statement of Net Assets .......................    2

Statement of Operations .......................   10

Statement of Changes in Net Assets ............   11

Financial Highlights ..........................   12

Notes to Financial Statements .................   13

Notice to Shareholders ........................   16



A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 888-766-8043; and (ii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) by calling 888-766-8043; and (ii) on the Commission's website at http://www.sec.gov.

TOP 10 HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------------------------------
General Electric                    2.85%    Wal-Mart Stores                         2.30%
Microsoft                           2.62%    American International Group            1.75%
Exxon Mobil                         2.61%    Intel                                   1.56%
Pfizer                              2.55%    Bank of America                         1.54%
Citigroup                           2.31%    Johnson & Johnson                       1.50%

The top 10 holdings are presented to illustrate examples of the securities that the Fund holds as of period-end and may not be representative of the Fund's current or future investments.


DEFINITION OF THE INDEX

THE STANDARD & POOR'S 500(R) INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

"STANDARD & POOR'S(R)", "S&P(R)", "S&P500(R)", "STANDARD & POOR'S 500" AND "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by National City Investment Management Company. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

APRIL 30, 2004 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND
------------------------------------------------------------
                                                  Market
Description                         Shares        Value
------------------------------------------------------------
COMMON STOCK (95.8%)
------------------------------------------------------------
  AEROSPACE & DEFENSE (1.5%)
------------------------------------------------------------
  Boeing                            69,149    $   2,951,971
  General Dynamics                  16,268        1,523,010
  Goodrich                           9,653          277,910
  Lockheed Martin                   37,008        1,765,282
  Northrop Grumman                  15,319        1,520,411
  Raytheon                          34,164        1,102,131
  Rockwell Collins                  14,653          472,559
  United Technologies               42,325        3,650,954
                                              -------------

                                                 13,264,228
                                              -------------

------------------------------------------------------------
  AIR TRANSPORTATION (0.7%)
------------------------------------------------------------
  Delta Air Lines                   10,134           63,034
  FedEx                             24,491        1,761,148
  Honeywell International           70,490        2,437,544
  Southwest Airlines                64,794          925,258
  Textron                           11,306          623,865
                                              -------------

                                                  5,810,849
                                              -------------

------------------------------------------------------------
  APPAREL/TEXTILES (0.4%)
------------------------------------------------------------
  Cintas                            14,040          631,238
  Jones Apparel Group               10,370          379,542
  Liz Claiborne                      8,957          314,391
  Nike, Cl B                        21,597        1,553,904
  Reebok International               4,834          175,861
  VF                                 8,870          409,439
                                              -------------

                                                  3,464,375
                                              -------------

------------------------------------------------------------
  AUTOMOTIVE (0.9%)
------------------------------------------------------------
  Cooper Tire & Rubber               6,061          129,645
  Dana                              12,211          246,174
  Delphi                            45,989          469,088
  Ford Motor                       150,321        2,308,931
  General Motors                    46,129        2,187,437
  Genuine Parts                     14,279          511,188
  Goodyear Tire & Rubber            14,391          125,346
  ITT Industries                     7,574          600,542
  Navistar International*            5,655          255,323
  Paccar                            14,366          811,104
  Visteon                           10,731          116,539
                                              -------------

                                                  7,761,317
                                              -------------

------------------------------------------------------------
                                                  Market
Description                         Shares        Value
------------------------------------------------------------
  BANKS (7.7%)
------------------------------------------------------------
  AmSouth Bancorp                   28,816    $     634,528
  Bank of America                  167,698       13,498,012
  Bank of New York                  63,517        1,850,885
  Bank One                          91,896        4,536,905
  BB&T                              44,866        1,547,428
  Charter One Financial             18,273          609,770
  Comerica                          14,393          743,111
  Fifth Third Bancorp               46,369        2,488,161
  First Horizon National            10,302          452,876
  Golden West Financial             12,470        1,310,722
  Huntington Bancshares             18,827          402,898
  JP Morgan Chase                  168,935        6,351,956
  Keycorp                           34,403        1,021,769
  M&T Bank                           9,787          831,895
  Marshall & Ilsley                 18,586          683,407
  Mellon Financial                  35,314        1,046,707
  National City                     49,740        1,724,486
  North Fork Bancorporation         12,449          462,107
  Northern Trust                    18,087          764,718
  PNC Financial Services Group      22,758        1,208,450
  Regions Financial                 18,235          632,937
  SouthTrust                        27,114          842,703
  State Street                      27,529        1,343,415
  SunTrust Banks                    23,161        1,576,106
  Synovus Financial                 24,769          591,236
  Union Planters                    15,477          430,261
  US Bancorp                       157,586        4,040,505
  Wachovia                         107,925        4,937,569
  Washington Mutual                 73,818        2,907,691
  Wells Fargo                      138,882        7,841,278
  Zions Bancorporation               7,376          416,891
                                              -------------

                                                 67,731,383
                                              -------------

------------------------------------------------------------
  BEAUTY PRODUCTS (2.5%)
------------------------------------------------------------
  Alberto-Culver                     7,390          348,512
  Avon Products                     19,321        1,622,964
  Colgate-Palmolive                 43,717        2,530,340
  Gillette                          82,654        3,382,202
  International Flavors &
     Fragrances                      7,687          278,654
  Kimberly-Clark                    41,167        2,694,380
  Procter & Gamble                 106,080       11,217,960
                                              -------------

                                                 22,075,012
                                              -------------

------------------------------------------------------------

------------------------------------------------------------
                                                  Market
Description                         Shares        Value
------------------------------------------------------------
  BROADCASTING, NEWSPAPERS & ADVERTISING (1.9%)
------------------------------------------------------------
  Clear Channel Communications      50,527    $   2,096,365
  Comcast, Cl A*                   184,757        5,561,186
  Interpublic Group*                34,050          534,245
  Omnicom Group                     15,595        1,239,958
  Time Warner*                     373,701        6,285,651
  Univision Communications, Cl A*   26,471          896,043
                                              -------------

                                                 16,613,448
                                              -------------

------------------------------------------------------------
  BUILDING & CONSTRUCTION (0.4%)
------------------------------------------------------------
  American Standard*                 5,928          623,566
  Centex                            10,157          487,028
  KB Home                            3,832          264,140
  Masco                             37,138        1,040,236
  Pulte Homes                       10,295          506,205
  Vulcan Materials                   8,347          385,965
                                              -------------

                                                  3,307,140
                                              -------------

------------------------------------------------------------
  BUSINESS SERVICES (2.5%)
------------------------------------------------------------
  Automatic Data Processing         48,420        2,121,280
  Cendant                           82,709        1,958,549
  Convergys*                        11,760          170,755
  Deluxe                             4,149          171,395
  eBay*                             53,023        4,232,296
  First Data                        72,849        3,306,616
  Fiserv*                           15,973          583,973
  Fluor                              6,734          256,970
  H&R Block                         14,633          660,095
  Monster Worldwide*                 9,275          237,533
  Paychex                           30,987        1,155,195
  Robert Half International*        14,054          383,253
  Sabre Holdings                    11,499          271,261
  United Parcel Service, Cl B       92,674        6,501,081
                                              -------------

                                                 22,010,252
                                              -------------

------------------------------------------------------------
  CHEMICALS (1.3%)
------------------------------------------------------------
  Air Products & Chemicals          18,654          929,156
  Ashland                            5,705          273,270
  Dow Chemical                      76,487        3,035,769
  Eastman Chemical                   6,350          270,320
  Ecolab                            21,112          629,138
  EI Du Pont de Nemours             81,903        3,517,734
  Engelhard                         10,298          299,054
  Great Lakes Chemical               4,153          104,323
  Hercules*                          9,104          101,145

------------------------------------------------------------
                                                  Market
Description                         Shares        Value
------------------------------------------------------------
  Monsanto                          21,795    $     753,889
  PPG Industries                    14,055          833,602
  Rohm & Haas                       18,276          708,743
  Sigma-Aldrich                      5,691          322,338
                                              -------------

                                                 11,778,481
                                              -------------

------------------------------------------------------------
  COMPUTERS & SERVICES (5.5%)
------------------------------------------------------------
  Affiliated Computer Services,
    Cl A*                           11,166          541,551
  Apple Computer*                   30,348          780,854
  Autodesk                           9,259          310,176
  Cisco Systems*                   564,119       11,773,164
  Computer Sciences*                15,396          629,850
  Dell*                            210,161        7,294,688
  Electronic Data Systems           39,429          721,156
  EMC*                             198,507        2,215,338
  Gateway*                          30,736          148,148
  Hewlett-Packard                  250,403        4,932,939
  International Business Machines  139,489       12,298,745
  Lexmark International*            10,545          953,901
  NCR*                               7,765          347,018
  Network Appliance*                28,325          527,411
  Sun Microsystems*                269,790        1,052,181
  Sungard Data Systems*             23,581          614,757
  Symbol Technologies               18,977          227,724
  Unisys*                           27,233          354,846
  Yahoo!*                           54,597        2,754,965
                                              -------------

                                                 48,479,412
                                              -------------

------------------------------------------------------------
  CONTAINERS & PACKAGING (0.1%)
------------------------------------------------------------
  Ball                               4,626          305,316
  Bemis                              8,720          235,527
  Pactiv*                           12,906          296,193
  Sealed Air*                        6,975          342,333
                                              -------------

                                                  1,179,369
                                              -------------

------------------------------------------------------------
  DIVERSIFIED MANUFACTURING (3.9%)
------------------------------------------------------------
  Cooper Industries Ltd., Cl A       7,555          414,845
  Crane                              4,877          150,260
  Eaton                             12,476          740,825
  General Electric                 837,060       25,069,947
  Illinois Tool Works               25,291        2,180,337
  Ingersoll-Rand, Cl A              14,395          929,197
  Tyco International Ltd.          164,153        4,506,000
                                              -------------

                                                 33,991,411
                                              -------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

APRIL 30, 2004 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED
------------------------------------------------------------
                                                  Market
Description                         Shares        Value
------------------------------------------------------------
  EDUCATION (0.1%)
------------------------------------------------------------
  Apollo Group, Cl A*               14,457    $   1,313,852
                                              -------------

------------------------------------------------------------
  ELECTRICAL SERVICES (2.7%)
------------------------------------------------------------
  AES*                              51,110          443,124
  Allegheny Energy*                 10,422          143,615
  Ameren                            14,932          652,827
  American Electric Power           32,422          986,926
  American Power Conversion         16,297          304,102
  Calpine*                          33,910          147,169
  Centerpoint Energy                25,123          271,077
  Cinergy                           14,616          554,531
  CMS Energy*                       13,226          109,908
  Consolidated Edison               18,550          764,446
  Constellation Energy Group        13,730          528,330
  Dominion Resources                26,628        1,699,133
  DTE Energy                        13,859          540,778
  Duke Energy                       74,491        1,568,780
  Edison International              26,743          625,786
  Emerson Electric                  34,618        2,084,696
  Entergy                           18,780        1,025,388
  Exelon                            27,024        1,808,987
  FirstEnergy                       27,073        1,058,554
  FPL Group                         15,133          962,761
  NiSource                          21,543          434,307
  PG&E*                             34,390          946,413
  Pinnacle West Capital              7,492          292,638
  PPL                               14,555          623,682
  Progress Energy                   20,115          860,319
  Progress Energy* (CVO)             7,250               --
  Public Service Enterprise Group   19,386          831,659
  Sempra Energy                     18,651          592,169
  Southern                          60,099        1,728,447
  TECO Energy                       15,416          196,246
  TXU                               26,585          907,612
  Xcel Energy                       32,736          547,673
                                              -------------

                                                 24,242,083
                                              -------------

------------------------------------------------------------
  ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (0.3%)
------------------------------------------------------------
  Jabil Circuit*                    16,416          433,218
  Molex                             15,628          465,402
  Parker Hannifin                    9,733          538,138
  Power-One*                         6,835           58,781
  Sanmina-SCI*                      42,584          426,692

------------------------------------------------------------
                                                  Market
Description                         Shares        Value
------------------------------------------------------------
  Solectron*                        68,656    $     336,414
  Thomas & Betts*                    4,799          115,368
                                              -------------

                                                  2,374,013
                                              -------------

------------------------------------------------------------
  ENTERTAINMENT (1.0%)
------------------------------------------------------------
  Brunswick                          7,686          315,971
  Carnival                          51,711        2,206,508
  Harrah's Entertainment             9,136          485,852
  Hasbro                            14,322          270,543
  International Game Technology     28,466        1,074,307
  Mattel                            35,285          598,434
  Walt Disney                      168,067        3,870,583
                                              -------------

                                                  8,822,198
                                              -------------

------------------------------------------------------------
  ENVIRONMENTAL SERVICES (0.2%)
------------------------------------------------------------
  Allied Waste Industries*          26,283          330,903
  Waste Management                  47,350        1,344,740
                                              -------------

                                                  1,675,643
                                              -------------

------------------------------------------------------------
  FINANCIAL SERVICES (6.9%)
------------------------------------------------------------
  American Express                 105,579        5,168,092
  Bear Stearns                       8,512          682,152
  Capital One Financial             18,954        1,242,056
  Charles Schwab                   111,350        1,145,791
  Citigroup                        422,782       20,331,586
  Countrywide Financial             22,669        1,344,272
  E*Trade Financial*                30,046          341,322
  Equifax                           11,415          279,782
  Fannie Mae                        79,755        5,480,763
  Federated Investors, Cl B          8,919          262,219
  Franklin Resources                20,472        1,122,480
  Freddie Mac                       56,510        3,300,184
  Goldman Sachs Group               39,670        3,838,072
  Janus Capital Group               19,754          300,261
  Lehman Brothers Holdings          22,757        1,670,364
  MBNA                             104,872        2,556,779
  Merrill Lynch                     79,642        4,318,986
  Moody's                           12,214          787,925
  Morgan Stanley                    90,038        4,627,053
  Providian Financial*              23,822          288,961
  SLM                               37,004        1,417,623
  T Rowe Price Group                10,331          529,774
                                              -------------

                                                 61,036,497
                                              -------------

------------------------------------------------------------
                                                  Market
Description                         Shares        Value
------------------------------------------------------------
  FOOD, BEVERAGE & TOBACCO (5.6%)
------------------------------------------------------------
  Adolph Coors, Cl B                 2,988    $     196,342
  Altria Group                     167,992        9,303,397
  Anheuser-Busch                    66,876        3,426,726
  Archer-Daniels-Midland            53,188          933,981
  Brown-Forman, Cl B                 9,961          466,772
  Campbell Soup                     33,741          932,264
  Coca-Cola                        200,708       10,149,804
  Coca-Cola Enterprises             37,669        1,017,063
  ConAgra Foods                     44,069        1,273,153
  General Mills                     30,766        1,499,843
  Hershey Foods                     10,680          949,345
  HJ Heinz                          28,900        1,103,691
  Kellogg                           33,848        1,452,079
  McCormick                         11,273          385,086
  Pepsi Bottling Group              21,315          623,890
  PepsiCo                          140,378        7,649,197
  RJ Reynolds Tobacco Holdings       6,946          449,892
  Safeway*                          36,304          833,177
  Sara Lee                          64,940        1,498,815
  Starbucks*                        32,515        1,263,533
  Supervalu                         11,032          339,675
  Sysco                             52,918        2,024,114
  UST                               13,613          506,540
  WM Wrigley Jr.                    18,457        1,138,797
                                              -------------

                                                 49,417,176
                                              -------------

------------------------------------------------------------
  GAS/NATURAL GAS (0.4%)
------------------------------------------------------------
  Dynegy, Cl A*                     30,925          122,463
  El Paso                           52,614          368,824
  KeySpan                           13,056          471,974
  Kinder Morgan                     10,115          609,024
  Nicor                              3,615          122,874
  Peoples Energy                     3,057          127,783
  Praxair                           26,691          975,556
  Williams                          42,533          438,090
                                              -------------

                                                  3,236,588
                                              -------------

------------------------------------------------------------
  HOTELS & LODGING (0.2%)
------------------------------------------------------------
  Hilton Hotels                     31,140          544,639
  Marriott International, Cl A      18,883          890,522
  Starwood Hotels & Resorts
    Worldwide                       16,757          666,761
                                              -------------

                                                  2,101,922
                                              -------------

------------------------------------------------------------
                                                  Market
Description                         Shares        Value
------------------------------------------------------------
  HOUSEHOLD PRODUCTS (0.4%)
------------------------------------------------------------
  Black & Decker                     6,439    $     372,496
  Clorox                            17,249          893,153
  Fortune Brands                    11,973          912,941
  Leggett & Platt                   15,754          356,041
  Maytag                             6,448          179,899
  Newell Rubbermaid                 22,523          532,444
  Stanley Works                      6,653          282,819
  Whirlpool                          5,717          374,521
                                              -------------

                                                  3,904,314
                                              -------------

------------------------------------------------------------
  INSURANCE (4.9%)
------------------------------------------------------------
  ACE Ltd.                          22,907        1,004,243
  Aetna                             12,585        1,041,409
  Aflac                             42,093        1,777,587
  Allstate                          57,750        2,650,725
  AMBAC Financial Group              8,771          605,199
  American International Group     214,143       15,343,346
  AON                               25,741          670,810
  Chubb                             15,413        1,063,497
  Cigna                             11,571          746,445
  Cincinnati Financial              13,826          566,728
  Hartford Financial Services Group 23,914        1,460,667
  Humana*                           13,306          216,755
  Jefferson-Pilot                   11,578          574,153
  Lincoln National                  14,609          655,652
  Loews                             15,222          883,028
  Marsh & McLennan                  43,522        1,962,842
  MBIA                              11,830          696,669
  Metlife                           62,394        2,152,593
  MGIC Investment                    8,081          594,923
  Principal Financial Group*        26,330          929,449
  Progressive                       17,807        1,558,469
  Prudential Financial              44,364        1,949,354
  Safeco                            11,373          498,024
  St. Paul Travelers                54,460        2,214,888
  Torchmark                          9,290          483,452
  UnumProvident                     24,301          377,881
  Xl Capital Ltd., Cl A             11,267          860,235
                                              -------------

                                                 43,539,023
                                              -------------

------------------------------------------------------------
  LEASING & RENTING (0.0%)
------------------------------------------------------------
  Ryder System                       5,325          195,907

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

APRIL 30, 2004 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED
------------------------------------------------------------
                                                  Market
Description                         Shares        Value
------------------------------------------------------------
  MACHINERY (0.6%)
------------------------------------------------------------
  Caterpillar                       28,502    $   2,215,460
  Cummins                            3,513          210,113
  Deere                             19,987        1,359,915
  Dover                             16,676          667,540
  Pall                              10,320          245,410
  Rockwell Automation               15,350          501,792
                                              -------------

                                                  5,200,230
                                              -------------

------------------------------------------------------------
  MEASURING DEVICES (0.7%)
------------------------------------------------------------
  Agilent Technologies*             39,030        1,054,200
  Applera - Applied Biosystems
    Group                           16,937          314,520
  Danaher                           12,632        1,168,713
  Johnson Controls                  15,476          849,013
  Kla-Tencor*                       16,113          671,429
  Millipore*                         4,006          210,034
  PerkinElmer                       10,412          200,431
  Snap-On                            4,782          161,536
  Tektronix                          6,956          205,898
  Teradyne*                         15,705          320,068
  Thermo Electron*                  13,595          396,974
  Waters*                            9,966          430,033
                                              -------------

                                                  5,982,849
                                              -------------

------------------------------------------------------------
  MEDICAL PRODUCTS & SERVICES (6.4%)
------------------------------------------------------------
  Allergan                          10,771          948,387
  AmerisourceBergen                  9,213          533,341
  Amgen*                           105,879        5,957,811
  Anthem*                           11,350        1,005,383
  Bausch & Lomb                      4,304          270,420
  Baxter International              50,094        1,585,475
  Becton Dickinson                  20,742        1,048,508
  Biogen Idec*                      26,889        1,586,451
  Biomet                            20,998          829,421
  Boston Scientific*                67,237        2,769,492
  C.R. Bard                          4,257          452,391
  Cardinal Health                   35,706        2,615,464
  Caremark Rx*                      36,655        1,240,772
  Chiron*                           15,392          714,189
  Express Scripts*                   6,366          492,346
  Guidant                           25,568        1,611,040
  HCA                               40,671        1,652,463
  Health Management Associates,
    Cl A                            19,940          461,212
  IMS Health                        19,655          496,289
  Johnson & Johnson                243,601       13,161,762
  Manor Care                         7,334          237,915

------------------------------------------------------------
                                                  Market
Description                         Shares        Value
------------------------------------------------------------
  McKesson                          23,889    $     784,992
  Medco Health Solutions*           22,187          785,420
  Medtronic                         99,498        5,020,669
  Quest Diagnostics                  8,504          717,312
  St. Jude Medical*                 14,161        1,079,918
  Stryker                           16,374        1,619,880
  Tenet Healthcare*                 38,149          448,632
  UnitedHealth Group                51,366        3,157,982
  WellPoint Health Networks*        12,730        1,421,814
  Zimmer Holdings*                  19,849        1,584,943
                                              -------------

                                                 56,292,094
                                              -------------

------------------------------------------------------------
  METAL / MINING OTHER (0.6%)
------------------------------------------------------------
  Alcoa                             71,434        2,196,595
  Allegheny Technologies             6,619           67,646
  Freeport-McMoRan Copper & Gold,
    Cl B                            14,129          430,934
  Newmont Mining                    35,464        1,326,354
  Nucor                              6,426          381,704
  Phelps Dodge*                      7,613          501,164
  United States Steel                9,290          265,973
  Worthington Industries             7,093          128,029
                                              -------------

                                                  5,298,399
                                              -------------

------------------------------------------------------------
  MOTORCYCLES, BICYCLES & PARTS (0.2%)
------------------------------------------------------------
  Harley-Davidson                   24,868        1,400,566



------------------------------------------------------------
  OFFICE EQUIPMENT & SUPPLIES (0.9%)
------------------------------------------------------------
  3M                                64,320        5,562,394
  Avery Dennison                     9,067          582,373
  Pitney Bowes                      19,174          838,862
  Xerox*                            65,476          879,343
                                              -------------

                                                  7,862,972
                                              -------------

------------------------------------------------------------
  PAPER & PAPER PRODUCTS (0.5%)
------------------------------------------------------------
  Boise Cascade                      7,159          241,473
  Georgia-Pacific                   20,824          730,923
  International Paper               39,437        1,590,100
  Louisiana-Pacific*                 8,691          205,021
  MeadWestvaco                      16,507          431,658
  Temple-Inland                      4,490          277,347
  Weyerhaeuser                      18,042        1,068,086
                                              -------------

                                                  4,544,608
                                              -------------

------------------------------------------------------------
                                                  Market
Description                         Shares        Value
------------------------------------------------------------
  PETROLEUM & FUEL PRODUCTS (5.9%)
------------------------------------------------------------
  Amerada Hess                       7,377    $     524,726
  Anadarko Petroleum                20,656        1,106,748
  Apache                            26,600        1,113,742
  Baker Hughes                      27,484        1,008,113
  BJ Services*                      13,067          581,481
  Burlington Resources              16,238        1,092,330
  ChevronTexaco                     87,804        8,034,066
  ConocoPhillips                    56,158        4,004,065
  Devon Energy                      19,088        1,168,186
  EOG Resources                      9,446          465,215
  Exxon Mobil                      538,244       22,902,282
  Halliburton                       35,956        1,071,489
  Kerr-McGee                         8,278          405,043
  Marathon Oil                      27,928          937,264
  Nabors Industries Ltd.*           12,032          533,740
  Noble*                            11,021          409,540
  Occidental Petroleum              31,859        1,503,745
  Rowan*                             8,547          190,598
  Schlumberger                      48,318        2,828,053
  Sunoco                             6,340          398,786
  Transocean*                       26,257          729,157
  Unocal                            21,255          766,030
  Valero Energy                     10,430          665,017
                                              -------------

                                                 52,439,416
                                              -------------

------------------------------------------------------------
  PHARMACEUTICALS (6.6%)
------------------------------------------------------------
  Abbott Laboratories              128,339        5,649,483
  Bristol-Myers Squibb             159,325        3,999,058
  Eli Lilly                         92,236        6,807,939
  Forest Laboratories*              30,189        1,946,587
  Genzyme*                          18,398          801,417
  King Pharmaceuticals*             19,793          341,429
  Medimmune*                        20,318          492,508
  Merck                            182,574        8,580,978
  Mylan Laboratories                22,012          504,295
  Pfizer                           625,867       22,381,004
  Schering-Plough                  120,756        2,020,248
  Watson Pharmaceuticals*            8,861          315,540
  Wyeth                            109,315        4,161,622
                                              -------------

                                                 58,002,108
                                              -------------

------------------------------------------------------------
  PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.1%)
------------------------------------------------------------
  Eastman Kodak                     23,522          606,632

------------------------------------------------------------
                                                  Market
Description                         Shares        Value
------------------------------------------------------------
  PRINTING & PUBLISHING (1.4%)
------------------------------------------------------------
  Dow Jones                          6,695    $     308,573
  Gannett                           22,249        1,928,543
  Knight-Ridder                      6,558          507,851
  McGraw-Hill                       15,710        1,238,891
  Meredith                           4,118          209,771
  New York Times, Cl A              12,302          563,555
  RR Donnelley & Sons               17,584          517,321
  Tribune                           27,100        1,297,548
  Viacom, Cl B                     143,578        5,549,290
                                              -------------

                                                 12,121,343
                                              -------------

------------------------------------------------------------
  RAILROADS (0.4%)
------------------------------------------------------------
  Burlington Northern Santa Fe      30,534          998,462
  CSX                               17,567          540,361
  Norfolk Southern                  32,093          764,455
  Union Pacific                     21,246        1,252,027
                                              -------------

                                                  3,555,305
                                              -------------

------------------------------------------------------------
  REAL ESTATE INVESTMENT TRUSTS (0.4%)
------------------------------------------------------------
  Apartment Investment & Management,
    Cl A                             7,679          216,317
  Equity Office Properties Trust    32,813          825,903
  Equity Residential                22,863          627,818
  Plum Creek Timber                 15,035          444,435
  Prologis                          14,862          437,240
  Simon Property Group              16,760          808,000
                                              -------------

                                                  3,359,713
                                              -------------

------------------------------------------------------------
  RETAIL (6.9%)
------------------------------------------------------------
  Albertson's                       30,117          703,533
  Autonation*                       22,578          384,278
  Autozone*                          7,163          627,264
  Bed Bath & Beyond*                24,491          909,106
  Best Buy                          26,649        1,445,708
  Big Lots*                          9,597          135,893
  Circuit City Stores               17,282          201,854
  Costco Wholesale*                 37,599        1,408,083
  CVS                               32,536        1,256,866
  Darden Restaurants                13,528          306,544
  Dillard's, Cl A                    6,839          115,100
  Dollar General                    27,662          518,939
  Family Dollar Stores              14,129          454,106
  Federated Department Stores       14,839          727,111
  Gap                               73,530        1,618,395

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
APRIL 30, 2004 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED
------------------------------------------------------------
                                                  Market
Description                         Shares        Value
------------------------------------------------------------
  Home Depot                       186,751    $   6,571,768
  JC Penney                         22,410          758,803
  Kohl's*                           27,908        1,166,275
  Kroger*                           61,152        1,070,160
  Limited                           38,254          789,563
  Lowe's                            64,544        3,360,161
  May Department Stores             23,687          729,560
  McDonald's                       103,565        2,820,075
  Nordstrom                         11,281          401,942
  Office Depot*                     25,490          446,330
  RadioShack                        13,470          414,337
  Sears Roebuck                     18,298          732,835
  Sherwin-Williams                  11,965          455,268
  Staples*                          40,986        1,055,799
  Target                            74,813        3,244,640
  Tiffany                           12,036          469,404
  TJX                               41,309        1,014,962
  Toys "R" Us*                      17,523          270,730
  Wal-Mart Stores                  355,226       20,247,882
  Walgreen                          84,124        2,900,595
  Wendy's International              9,352          364,728
  Winn-Dixie Stores                 11,636           88,666
  Yum! Brands*                      24,144          936,546
                                              -------------

                                                 61,123,809
                                              -------------

------------------------------------------------------------
  SEMI-CONDUCTORS/INSTRUMENTS (3.3%)
------------------------------------------------------------
  Advanced Micro Devices*           28,612          406,863
  Altera*                           31,088          622,071
  Analog Devices                    30,680        1,306,968
  Applied Materials*               138,016        2,516,032
  Applied Micro Circuits*           25,506          112,481
  Broadcom, Cl A*                   24,857          938,600
  Intel                            532,209       13,693,738
  JDS Uniphase*                    117,867          358,316
  Linear Technology                 25,631          913,232
  LSI Logic*                        31,113          231,481
  Maxim Integrated Products         26,924        1,238,235
  Micron Technology*                50,016          681,218
  National Semiconductor*           14,614          596,105
  Novellus Systems*                 12,586          364,490
  Nvidia*                           13,311          273,408
  PMC - Sierra*                     14,181          172,299
  QLogic*                            7,779          209,955
  Texas Instruments                142,194        3,569,069
  Xilinx*                           28,298          951,662
                                              -------------

                                                 29,156,223
                                              -------------

------------------------------------------------------------
                                                  Market
Description                         Shares        Value
------------------------------------------------------------
  SOFTWARE (4.1%)
------------------------------------------------------------
  Adobe Systems                     19,560    $     808,610
  BMC Software*                     18,479          319,687
  Citrix Systems*                   13,471          256,623
  Computer Associates International 47,768        1,280,660
  Compuware*                        31,552          241,373
  Electronic Arts*                  24,534        1,241,911
  Intuit*                           16,292          691,921
  Mercury Interactive*               7,390          314,444
  Microsoft                        886,008       23,009,628
  Novell*                           30,900          297,876
  Oracle*                          429,082        4,814,300
  Parametric Technology*            21,875          100,188
  Peoplesoft*                       29,873          504,256
  Siebel Systems*                   40,702          418,417
  Symantec*                         25,546        1,150,847
  Veritas Software*                 35,096          936,010
                                              -------------

                                                 36,386,751
                                              -------------

------------------------------------------------------------
  TELEPHONES & TELECOMMUNICATIONS (4.8%)
------------------------------------------------------------
  ADC Telecommunications*           66,206          165,515
  Alltel                            25,615        1,289,459
  Andrew*                           13,036          220,960
  AT&T                              65,133        1,117,031
  AT&T Wireless Services*          223,617        3,088,151
  Avaya*                            34,851          476,762
  BellSouth                        150,332        3,880,069
  CenturyTel                        11,836          341,824
  Ciena*                            38,984          161,394
  Citizens Communications*          23,347          304,445
  Comverse Technology*              15,827          258,930
  Corning*                         110,634        1,220,293
  Lucent Technologies*             349,656        1,178,341
  Motorola                         192,122        3,506,226
  Nextel Communications*            90,250        2,153,365
  Qualcomm                          66,084        4,127,606
  Qwest Communications
    International*                 144,968          582,771
  SBC Communications               271,495        6,760,225
  Scientific-Atlanta                12,519          405,490
  Sprint-FON Group                 116,676        2,087,334
  Tellabs*                          34,093          297,632
  Verizon Communications           226,669        8,554,488
                                              -------------

                                                 42,178,311
                                              -------------

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONCLUDED
------------------------------------------------------------
                                                  Market
Description                         Shares        Value
------------------------------------------------------------
  WHOLESALE (0.0%)
------------------------------------------------------------
  W.W. Grainger                      7,490    $     392,476
                                              -------------
TOTAL COMMON STOCK
   (Cost $858,836,402)                          845,229,698
                                              -------------

EXCHANGE TRADED FUND (0.9%)
  SPDR Trust, Ser 1                 68,000        7,545,280
                                              -------------
TOTAL EXCHANGE TRADED FUND
   (Cost $6,846,525)                              7,545,280
                                              -------------

RIGHTS (0.0%)
  Seagate* (A)                      15,971            4,537
                                              -------------
TOTAL RIGHTS
   (Cost $--)                                         4,537
                                              -------------
CASH EQUIVALENT (2.9%)
  Goldman Financial Prime Obligation
   Money Market Fund            25,995,509       25,995,509
                                              -------------
TOTAL CASH EQUIVALENT
   (Cost $25,995,509)                            25,995,509
                                              -------------
TOTAL INVESTMENTS (99.6%)
   (Cost $891,678,436)                          878,775,024
                                              -------------

------------------------------------------------------------
  OTHER ASSETS AND LIABILITIES -- (0.4%)
------------------------------------------------------------
  Cash Held as Collateral on Open Futures        (1,616,000)
  Administration Fees Payable                       (14,499)
  Investment Advisory Fees Payable                   (5,437)
  Distribution Fees Payable                          (4,703)
  Custodian Fees Payable                             (3,625)
  Trustees' Fees Payable                             (1,828)
  Other Assets and Liabilities, Net               4,751,438

------------------------------------------------------------
  TOTAL OTHER ASSETS & LIABILITIES                3,105,346
------------------------------------------------------------
                                              -------------

------------------------------------------------------------
Description                                       Value
------------------------------------------------------------
NET ASSETS:
  Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 107,485,511 outstanding shares
   of beneficial interest                    $1,115,203,305
  Portfolio Shares of Class II
   (unlimited authorization -- no par value)
   based on 2,153,295 outstanding shares of
   beneficial interest                           16,653,729
  Undistributed net investment income               899,485
  Accumulated net realized loss on
   investments and futures contracts           (237,291,655)
  Net unrealized depreciation on investments    (12,903,412)
  Net unrealized depreciation on
   futures contracts                               (681,082)
                                              -------------


------------------------------------------------------------
  TOTAL NET ASSETS (100.0%)                   $ 881,880,370
------------------------------------------------------------
                                              =============
  NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Class I
   ($864,570,948 / 107,485,511 shares)                $8.04
                                                      =====
  NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Class II
   ($17,309,422 / 2,153,295 shares)                   $8.04
                                                      =====


* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND DOES NOT HAVE AN EXPIRATION DATE.
CL -- CLASS
CVO -- CONTINGENT VALUE OBLIGATION
LTD. -- LIMITED
SER -- SERIES
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2004 (UNAUDITED)

                                                                   UNITED
                                                                 ASSOCIATION
                                                                S&P 500 INDEX
                                                                    FUND
-----------------------------------------------------------------------------
Investment Income:
   Dividends..................................................   $ 6,094,117
   Interest...................................................        67,660
-----------------------------------------------------------------------------
   Total Income...............................................     6,161,777
-----------------------------------------------------------------------------
Expenses:
   Administration Fees .......................................        75,763
   Investment Advisory Fees...................................        37,883
   Custodian Fees.............................................        18,942
   Distribution Fees-- Class II...............................         4,236
   Trustees' Fees.............................................         2,986
   Transfer Agent Fees........................................        50,928
   Professional Fees..........................................        16,432
   Registration Fees..........................................        15,984
   Printing Fees..............................................        11,517
   Other Expenses.............................................         5,529
-----------------------------------------------------------------------------
   Total Expenses.............................................       240,200
   Less: Investment Advisory Fees Waived......................        (9,471)
        Custodian Fees Waived.................................        (9,471)
-----------------------------------------------------------------------------
   Net Expenses...............................................       221,258
-----------------------------------------------------------------------------
   Net Investment Income......................................     5,940,519
-----------------------------------------------------------------------------
   Realized and Unrealized Gain (Loss):
   Net Realized Loss on Investments...........................      (386,965)
   Net Realized Gain on Futures...............................       845,129
   Net Change in Unrealized Appreciation on Investments.......    27,608,547
   Net Change in Unrealized Depreciation on Futures...........    (1,063,860)
-----------------------------------------------------------------------------
   Net Realized and Unrealized Gain...........................    27,002,581
-----------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations.......  $ 32,943,370
==============================================================================


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
.................................................................................

                                                                                                   UNITED ASSOCIATION
                                                                                                      S&P 500 INDEX
                                                                                                          FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                                     11/1/03-
                                                                                      4/30/04         5/1/03-          5/1/02-
                                                                                   (UNAUDITED)       10/31/03*        4/30/03
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
--------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income......................................................   $   5,940,519   $   5,389,778   $  10,695,922
   Net Realized Loss on Investments...........................................        (386,965)    (33,964,530)   (115,792,323)
   Net Realized Gain (Loss) on Futures........................................         845,129       1,173,594      (5,043,253)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments...........................................................      27,608,547     117,178,869      (4,903,304)
   Net Change in Unrealized Appreciation (Depreciation) on Futures............      (1,063,860)        (18,110)      1,855,310
--------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.....................       32,943,370      89,759,601    (113,187,648)
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS:
   Net Investment Income
     Class I..................................................................      (5,780,837)     (5,080,410)    (10,237,430)
     Class II.................................................................        (135,645)       (115,377)       (138,133)
--------------------------------------------------------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS FROM DIVIDENDS..................................      (5,916,482)     (5,195,787)    (10,375,563)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
     Class I
        Issued................................................................     285,226,195      18,256,975     220,196,379
        In Lieu of Cash Distributions.........................................       5,771,868       5,038,549      10,084,960
        Redeemed..............................................................     (54,898,560)    (91,708,487)   (206,979,415)
                                                                                 -------------   -------------   -------------
        Net Class I Capital Share Transactions................................     236,099,503     (68,412,963)     23,301,924
--------------------------------------------------------------------------------------------------------------------------------
     Class II
        Issued................................................................       1,647,601       1,746,052       8,037,630
        In Lieu of Cash Distributions.........................................         134,957         114,751         137,348
        Redeemed..............................................................        (931,079)       (992,621)       (851,438)
                                                                                 -------------   -------------   -------------
        Net Class II Capital Share Transactions...............................         851,479         868,182       7,323,540
--------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS......     236,950,982     (67,544,781)     30,625,464
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS....................................     263,977,870      17,019,033     (92,937,747)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period ......................................................      617,902,500     600,883,467     693,821,214
   End of Period (including undistributed net investment income of
     $899,485, $875,448 and $681,457, respectively)...........................   $ 881,880,370   $ 617,902,500   $ 600,883,467
================================================================================================================================
SHARE TRANSACTIONS:
     Class I
        Issued................................................................      34,654,453       2,541,013      30,601,478
        In Lieu of Cash Distributions.........................................         722,768         704,746       1,578,143
        Redeemed..............................................................      (6,778,818)    (12,606,055)    (31,796,526)
                                                                                 -------------   -------------   -------------
        Net Increase (Decrease) in Shares Outstanding from
       Class I Share Transactions.............................................      28,598,403      (9,360,296)        383,095
--------------------------------------------------------------------------------------------------------------------------------
     Class II
        Issued................................................................         205,137         242,599       1,232,599
        In Lieu of Cash Distributions.........................................          16,937          16,054          21,752
        Redeemed..............................................................        (115,053)       (138,046)       (123,889)
                                                                                 -------------   -------------   -------------
        Net Increase in Shares Outstanding from Class II Share Transactions...         107,021         120,607       1,130,462
--------------------------------------------------------------------------------------------------------------------------------

* The Fund changed its fiscal year from April 30 to October 31 (See Note 1 in Notes to Financial Statements).


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------------------
                                            Net Realized
                                                 and
                    Net Asset                Unrealized                   Dividends  Distributions
                      Value,       Net          Gains           Total      from Net    from Net           Total        Net Asset
                    Beginning  Investment   (Losses) on         from      Investment   Realized      Dividends and    Value, End
                    of Period     Income     Investments     Operations     Income       Gain         Distributions    of Period
-----------------------------------------------------------------------------------------------------------------------------------
UNITED ASSOCIATION S&P 500 INDEX FUND
CLASS I
------------------------------------------------------------------------------------------------------------------------------------
  2004++              $ 7.63      $0.07         $ 0.41          $ 0.48       $(0.07)   $   --             $(0.07)         $8.04
------------------------------------------------------------------------------------------------------------------------------------
  2003 (4)              6.66       0.06           0.97            1.03        (0.06)       --              (0.06)          7.63
------------------------------------------------------------------------------------------------------------------------------------
  2003 (3)              7.83       0.11          (1.17)          (1.06)       (0.11)       --              (0.11)          6.66
------------------------------------------------------------------------------------------------------------------------------------
  2002                  9.09       0.11          (1.26)          (1.15)       (0.11)    (0.00)(2)          (0.11)          7.83
------------------------------------------------------------------------------------------------------------------------------------
  2001                 10.54       0.11          (1.45)          (1.34)       (0.11)    (0.00)(2)          (0.11)          9.09
------------------------------------------------------------------------------------------------------------------------------------
  2000*                10.00       0.01           0.53            0.54           --        --                 --          10.54

CLASS II

------------------------------------------------------------------------------------------------------------------------------------
  2004++              $ 7.63      $0.06         $ 0.41          $ 0.47       $(0.06)   $   --             $(0.06)         $8.04
------------------------------------------------------------------------------------------------------------------------------------
  2003 (4)              6.66       0.06          $0.97            1.03        (0.06)       --              (0.06)          7.63
------------------------------------------------------------------------------------------------------------------------------------
  2003 (3)              7.82       0.11          (1.17)          (1.06)       (0.10)       --              (0.10)          6.66
------------------------------------------------------------------------------------------------------------------------------------
  2002                  9.09       0.10          (1.26)          (1.16)       (0.11)    (0.00)(2)          (0.11)          7.82
------------------------------------------------------------------------------------------------------------------------------------
  2001                 10.53       0.11          (1.44)          (1.33)       (0.11)    (0.00)(2)          (0.11)          9.09
------------------------------------------------------------------------------------------------------------------------------------
  2000**               11.05         --          (0.52)          (0.52)          --        --                 --          10.53
------------------------------------------------------------------------------------------------------------------------------------




                                                              Ratio of      Ratio of
                                                              Expenses         Net
                                               Ratio of      to Average     Investment
                                Net Assets     Expenses      Net Assets       Income      Portfolio
                      Total   End of Period   to Average    (Excluding      to Average    Turnover
                     Return+      (000)       Net Assets      Waivers)      Net Assets      Rate
----------------------------------------------------------------------------------------------------
UNITED ASSOCIATION S&P 500 INDEX FUND
CLASS I
----------------------------------------------------------------------------------------------------
  2004++               6.25%      $864,571         0.05%(1)     0.06%(1)       1.57%(1)        1%
----------------------------------------------------------------------------------------------------
  2003 (4)            15.54        602,289         0.05(1)      0.06(1)        1.71(1)         3
----------------------------------------------------------------------------------------------------
  2003 (3)           (13.50)       588,058         0.10         0.12           1.68           32
----------------------------------------------------------------------------------------------------
  2002               (12.71)       687,601         0.10         0.12           1.28           15
----------------------------------------------------------------------------------------------------
  2001               (12.74)       838,417         0.12          N/A           1.17            9
----------------------------------------------------------------------------------------------------
  2000*                5.40        579,314         0.13(1)       N/A           0.97(1)         2

CLASS II

----------------------------------------------------------------------------------------------------
  2004++               6.22%      $ 17,309         0.10%(1)     0.11%(1)       1.52%(1)        1%
----------------------------------------------------------------------------------------------------
  2003 (4)            15.51         15,614         0.10(1)      0.11(1)        1.66(1)         3
----------------------------------------------------------------------------------------------------
  2003 (3)           (13.45)        12,825         0.19         0.21           1.61           32
----------------------------------------------------------------------------------------------------
  2002               (12.86)         6,220         0.15         0.22           1.24           15
----------------------------------------------------------------------------------------------------
  2001               (12.69)         4,759         0.15         0.22           1.14            9
----------------------------------------------------------------------------------------------------
  2000**              (4.71)           403         0.15(1)      0.21(1)        0.99(1)         2

 * Commenced operations March 1, 2000. All ratios for the period have been annualized.
** Commenced operations March 28, 2000. All ratios for the period have been annualized.
 + Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 ++  For the six month period ended April 30, 2004 (unaudited).
(1)  Annualized.
(2)  The amount represents less than $0.01 per share.
(3) On March 10, 2003, The Advisors' Inner Circle Fund United Association S&P 500 Index Fund acquired the assets of the Financial Investors Trust United Association S&P 500 Index Fund, a series of the Financial Investors Trust Funds. The operations of the Advisors' Inner Circle Fund United Association S&P 500 Index Fund prior to the acquisition were those of the predecessor fund, the Financial Investors Trust United Association S&P 500 Index Fund. See Note 1 in the Notes to Financial Statements.
(4) For the six month period ended October 31, 2003. The Fund changed its fiscal year end from April 30 to October 31 (See Note 1 in Notes to Financial Statements).

     Amounts designated as "--" are either $0 or have been rounded to $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APRIL 30, 2004 (UNAUDITED)


1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the United Association S&P 500 Index Fund (the "Fund"). The financial statements of the remaining Funds are not presented herein, but are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

On February 14, 2003, the shareholders of the United Association S&P 500 Index Fund (the "former UA Fund"), a series of the Financial Investors Trust, voted to approve a tax-free reorganization of the former UA Fund through a transfer of assets and liabilities to The Advisors' Inner Circle Fund United Association S&P 500 Index Fund. The reorganization took place on March 10, 2003 and the Fund changed its fiscal year end from April 30 to October 31.


2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION: Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which market quotations are not readily available, of which there were none as of April 30, 2004, are valued at fair value in accordance with procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the scientific method which approximates the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

FUTURES CONTRACTS: The Fund invests in S&P 500 Index futures contracts. The Fund's investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.

A summary of the open long S&P 500 Index contracts held by the Fund at April 30, 2004, is as follows:

       NUMBER OF     CONTRACT                    UNREALIZED
       CONTRACTS       VALUE      EXPIRATION   DEPRECIATION
       ---------    -----------   ----------   ------------
          101       $27,929,025    06/18/04      $(681,082)

CLASSES: Class specific expenses are borne by that Class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APRIL 30, 2004 (UNAUDITED)

EXPENSES: Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.


3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

National City Bank (the "Custodian") acts as custodian for the Fund. Fees of the Custodian are paid on the basis of net assets and transaction fees of the Fund. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Fund. The Custodian has voluntarily agreed to waive the portion of custodian fees equal to 0.0025% of the average net assets of the Fund.


4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.02% of the average daily net assets of the Fund, subject to minimum fees as described in the Administration Agreement. For more information on these fees please see the Fund's current prospectus and Statement of Additional Information.

State Street Bank & Trust Company serves as transfer agent and Boston Financial Data Services, Inc. serves as the servicing agent for the Fund under a transfer agency agreement with the Trust.

The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Class II shares of the Fund will pay the Distributor a fee not to exceed 0.10% of the Fund's average daily net assets attributable to Class II shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares.


5. INVESTMENT ADVISORY AGREEMENT:

The Trust and National City Investment Management Company ("the Adviser") have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.01% of the Fund's average net assets up to $2.5 billion, and 0.005% of the Fund's average net assets in excess of $2.5 billion. The Adviser has voluntarily agreed to waive the portion of the management fee equal to 0.0025% of the average net assets of the Fund.


6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the six month period ended April 30, 2004, were as follows:

Purchases         $225,075,516

Sales               $4,464,018

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund maintains an April 30th fiscal year end for tax reporting purposes.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APRIL 30, 2004 (UNAUDITED)


accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences, of which there were none at April 30, 2004, relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

The tax character of dividends and distributions paid during the periods noted below were as follows:

                ORDINARY       LONG TERM
                 INCOME       CAPITAL GAIN        TOTAL
              -----------     ------------    -----------
2004(1)       $ 5,916,482          --         $ 5,916,482
2003(2)         5,195,787          --           5,195,787
2003(3)        10,375,563          --          10,375,563

(1) For the period from November 1, 2003 to April 30, 2004.
(2) For the period from May 1, 2003 to October 31, 2003.
(3) For the period from May 1, 2002 to April 30, 2003.

As of April 30, 2004, the components of Accumulated Losses were as follows:

Undistributed Ordinary Income              $     899,485
Capital Loss Carryforwards                  (214,723,386)
Post October Losses                             (932,215)
Unrealized Depreciation                      (35,220,366)
Other Temporary Differences                         (182)
                                           --------------
Total Accumulated Losses                   $(249,976,664)

Post-October losses represent losses realized on investment transactions from November 1, 2002 through October 31, 2003 that, in accordance with Federal income tax regulations the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of April 30, 2004, the Fund had the following capital loss carryforwards:

                                                  TOTAL CAPITAL
                                                       LOSS
   EXPIRES      EXPIRES      EXPIRES      EXPIRES  CARRYFORWARD
    2012          2011         2010        2009       4/30/04
 -----------  -----------  -----------  ----------  ------------
 $61,052,598  $99,062,335  $52,912,607  $1,695,846  $214,723,386

For Federal income tax purposes, the cost of securities owned at April 30, 2004 and the net realized gains or losses on securities sold for the year were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2004, were as follows:

        FEDERAL    APPRECIATED   DEPRECIATED    NET UNREALIZED
       TAX COST     SECURITIES    SECURITIES     DEPRECIATION
     ------------  ------------  -------------    -------------
     $913,995,390  $140,429,766  $(175,650,132)   $(35,220,366)


8. CHANGE IN INDEPENDENT AUDITOR:

In November 2003, PricewaterhouseCoopers LLP (PWC) was selected to replace KPMG LLP (KPMG) as the independent auditor for the United Association S&P 500 Index Fund. The Fund's selection of PWC as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.

The report on the financial statements audited by KPMG for the period ended October 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of KPMG would have caused it to make reference to the subject matter of the disagreements in connection with its reports in the financial statements of such period.

9. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

NOTICE TO SHAREHOLDERS
(UNAUDITED)
--------------------------------------------------------------------------------
APRIL 30, 2004

For shareholders that do not have an April 30, 2004 year end, this notice is for informational purposes only. For shareholders with an April 30, 2004 tax year end, please consult your tax advisor as to the pertinence of this notice. For the twelve month period ended April 30, 2004, the Fund is designating the following items with regard to distributions paid during the year.

                                                                                                                     QUALIFYING
                             LONG-TERM                                                                               DIVIDEND
                            (20% RATE)          ORDINARY                                                               INCOME
                            CAPITAL GAIN         INCOME         TAX-EXEMPT           TOTAL          QUALIFYING      (15% TAX RATE
FUND                        DISTRIBUTION      DISTRIBUTIONS      INTEREST        DISTRIBUTIONS     DIVIDENDS(1)     FOR QDI) (2)
                            ------------      -------------      --------        -------------     ------------     -------------
United Association
S&P 500 Index Fund              0.00%            100.00%           0.00%            100.00%           100.00%          100.00%

-------------------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions."

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the Fund to designate the maximum amount permitted by the law.

     The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2004. Complete information will be computed and reported in conjunction with your 2004 Form 1099-DIV.

--------------------------------------------------------------------------------

INVESTMENT ADVISER:
National City Investment
Management Company
1900 East Ninth Street
Cleveland, OH 44114

ADMINISTRATOR:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20036

INDEPENDENT AUDITORS:
PricewaterhouseCoopers LLC
2001 Market Street
Philadelphia, PA 19103

CUSTODIAN:
National City Bank
629 Euclid Avenue
Cleveland, OH 44144

UAF-SA-001-0100

--------------------------------------------------------------------------------


ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund


By (Signature and Title)*              /s/ James F. Volk
                                       -----------------
                                       James F. Volk, President

Date 6/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ James F. Volk
                                       -----------------
                                       James F. Volk, President

Date 6/25/04


By (Signature and Title)*              /s/ Jennifer E. Spratley
                                       ------------------------
                                       Jennifer E. Spratley, Controller and CFO

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.